Discontinued operations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued operations
Net revenue from sales and services		R$ 133,498,913	R$ 126,048,701	R$ 143,634,708
Cost of products and services sold		(123,811,893)	(116,730,469)	(136,276,257)
Gross profit		9,687,020	9,318,232	7,358,451
Selling, marketing and administrative		(2,499,547)	(2,253,226)	(2,141,985)
Other operating income (expenses), net		(414,092)	(602,865)	(514,522)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,073,126	4,565,917	3,336,752
Income before financial result and income and social contribution taxes		4,943,451	4,577,825	3,348,933
Financial result, net		(931,934)	(999,130)	(1,469,208)
Income (loss) before income and social contribution taxes		4,011,517	3,578,695	1,879,725
Net income (loss) for the year		0	0	301,858
Depreciation and amortization for the year		1,730,770	1,753,723	1,525,567
Net cash (consumed) provided by operating activities		0	0	30,550
Net cash (consumed) provided by investing activities		0	0	(220,190)
Net cash (consumed) provided by financing activities		0	0	(179,025)
Effect of exchange rate variation on cash and cash equivalents in foreign currency		0	0	(19,316)
Eliminations [member]
Discontinued operations
Net revenue from sales and services		(209,986)	(203,794)	(272,574)
Cost of products and services sold		200,377	184,868	266,122
Gross profit		(9,609)	(18,926)	(6,452)
Other operating income (expenses), net		0	0	0
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		6,104	(59,056)	0
Income before financial result and income and social contribution taxes		6,104	(59,056)	0
Depreciation and amortization for the year		R$ (5,953)	R$ (492)	(346)
Total Discontinued operations
Discontinued operations
Net revenue from sales and services				3,267,533
Cost of products and services sold				(2,485,069)
Gross profit				782,464
Selling, marketing and administrative				(639,966)
Other operating income (expenses), net				246,110
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes				388,608
Share of profit (loss) of subsidiaries, joint ventures and associates				(231)
Income before financial result and income and social contribution taxes				388,377
Financial result, net				52,525
Income (loss) before income and social contribution taxes				440,902
Income and social contribution taxes				(217,500)
Net effect of cessation of depreciation	[1]			78,456
Net income (loss) for the year				301,858
Net cash (consumed) provided by operating activities				30,550
Net cash (consumed) provided by investing activities				(220,190)
Net cash (consumed) provided by financing activities				(179,025)
Effect of exchange rate variation on cash and cash equivalents in foreign currency				(19,316)
Increase (decrease) in cash and cash equivalents				(387,981)
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Discontinued operations
Net revenue from sales and services				2,039,287
Cost of products and services sold				(1,580,000)
Gross profit				459,287
Selling, marketing and administrative				(201,365)
Other operating income (expenses), net				10,736
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes				268,658
Share of profit (loss) of subsidiaries, joint ventures and associates				(231)
Income before financial result and income and social contribution taxes				268,427
Financial result, net				23,153
Income (loss) before income and social contribution taxes				291,580
Income and social contribution taxes				(16,924)
Net effect of cessation of depreciation	[1]			51,372
Net income (loss) for the year				326,028
Net cash (consumed) provided by operating activities				(81,558)
Net cash (consumed) provided by investing activities				1,011,736
Net cash (consumed) provided by financing activities				(1,245,754)
Effect of exchange rate variation on cash and cash equivalents in foreign currency				(19,316)
Increase (decrease) in cash and cash equivalents				(334,892)
Total Discontinued operations | Extrafarma [member]
Discontinued operations
Net revenue from sales and services				1,235,487
Cost of products and services sold				(912,310)
Gross profit				323,177
Selling, marketing and administrative				(438,601)
Other operating income (expenses), net				(5,951)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes				(121,375)
Share of profit (loss) of subsidiaries, joint ventures and associates				0
Income before financial result and income and social contribution taxes				(121,375)
Financial result, net				(25,059)
Income (loss) before income and social contribution taxes				(146,434)
Income and social contribution taxes				20,826
Net effect of cessation of depreciation	[1]			27,084
Net income (loss) for the year				(98,524)
Net cash (consumed) provided by operating activities				(68,370)
Net cash (consumed) provided by investing activities				(25,323)
Net cash (consumed) provided by financing activities				40,585
Effect of exchange rate variation on cash and cash equivalents in foreign currency				0
Increase (decrease) in cash and cash equivalents				(53,108)
Total Discontinued operations | Ultrapar [Member]
Discontinued operations
Net revenue from sales and services				0
Cost of products and services sold				0
Gross profit				0
Selling, marketing and administrative				0
Other operating income (expenses), net				241,325
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes				241,325
Share of profit (loss) of subsidiaries, joint ventures and associates				0
Income before financial result and income and social contribution taxes				241,325
Financial result, net				0
Income (loss) before income and social contribution taxes				241,325
Income and social contribution taxes				(202,895)
Net effect of cessation of depreciation	[1]			0
Net income (loss) for the year				38,430
Total Discontinued operations | Eliminations [member]
Discontinued operations
Net revenue from sales and services	[2]			(7,241)
Cost of products and services sold	[2]			7,241
Gross profit	[2]			0
Selling, marketing and administrative	[2]			0
Other operating income (expenses), net	[2]			0
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes	[2]			0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]			0
Income before financial result and income and social contribution taxes	[2]			0
Financial result, net	[2]			54,431
Income (loss) before income and social contribution taxes	[2]			54,431
Income and social contribution taxes	[2]			(18,507)
Net effect of cessation of depreciation	[1],[2]			0
Net income (loss) for the year	[2]			35,924
Net cash (consumed) provided by operating activities				180,478
Net cash (consumed) provided by investing activities				(1,206,603)
Net cash (consumed) provided by financing activities				1,026,144
Effect of exchange rate variation on cash and cash equivalents in foreign currency				0
Increase (decrease) in cash and cash equivalents				R$ 19

[1]	As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.
[2]	Elimination between continuing and discontinued operations related to the intercompany loan between Ultrapar International and Oxiteno.